Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	3.95301%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,574,954.05

Principal:
Principal Collections	$19,858,988.41
Prepayments in Full	$11,107,340.88
Liquidation Proceeds	$452,222.21
Recoveries	$94,497.14
Sub Total	$31,513,048.64
Collections	$34,088,002.69

Purchase Amounts:
Purchase Amounts Related to Principal	$119,642.16
Purchase Amounts Related to Interest	$614.22
Sub Total	$120,256.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,208,259.07

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,208,259.07
Servicing Fee	$471,887.89	$471,887.89	$0.00	$0.00	$33,736,371.18
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,736,371.18
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$33,736,371.18
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$33,736,371.18
Interest - Class A-3 Notes	$1,454,311.26	$1,454,311.26	$0.00	$0.00	$32,282,059.92
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$31,968,934.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,968,934.92
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$31,761,384.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,761,384.09
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$31,761,384.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,761,384.09
Regular Principal Payment	$29,653,711.22	$29,653,711.22	$0.00	$0.00	$2,107,672.87
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,107,672.87
Residual Released to Depositor	$0.00	$2,107,672.87	$0.00	$0.00	$0.00
Total		$34,208,259.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,653,711.22
Total					$29,653,711.22

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,653,711.22	$52.95	$1,454,311.26	$2.60	$31,108,022.48	$55.55
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$29,653,711.22	$18.78	$1,974,987.09	$1.25	$31,628,698.31	$20.03

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$342,863,164.60	0.6122557	$313,209,453.38	0.5593026
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$496,773,164.60	0.3146305	$467,119,453.38	0.2958493

Pool Information
Weighted Average APR	5.268%	5.292%
Weighted Average Remaining Term	35.84	35.16
Number of Receivables Outstanding	24,852	23,865
Pool Balance	$566,265,470.68	$534,225,822.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$532,898,141.84	$502,763,835.90
Pool Factor	0.3337485	0.3148648

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$31,461,986.91
Targeted Overcollateralization Amount	$67,106,369.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$67,106,369.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$501,454.21
(Recoveries)		69	$94,497.14
Net Loss for Current Collection Period			$406,957.07
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8624%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8073%
Second Prior Collection Period			0.4096%
Prior Collection Period			0.4930%
Current Collection Period			0.8875%
Four Month Average (Current and Prior Three Collection Periods)			0.6493%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,103	$10,743,367.85
(Cumulative Recoveries)			$1,415,923.37
Cumulative Net Loss for All Collection Periods			$9,327,444.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5497%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,108.59
Average Net Loss for Receivables that have experienced a Realized Loss			$4,435.30

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.27%	223	$6,804,670.25
61-90 Days Delinquent	0.29%	47	$1,538,394.38
91-120 Days Delinquent	0.08%	13	$438,566.78
Over 120 Days Delinquent	0.08%	14	$450,706.11
Total Delinquent Receivables	1.73%	297	$9,232,337.52

Repossession Inventory:
Repossessed in the Current Collection Period		15	$706,375.72
Total Repossessed Inventory		26	$1,079,103.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2453%
Prior Collection Period			0.2495%
Current Collection Period			0.3101%
Three Month Average			0.2683%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4544%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	28

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	75	$2,324,731.27
2 Months Extended	108	$3,740,864.16
3+ Months Extended	23	$785,125.10

Total Receivables Extended	206	$6,850,720.53
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer